Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retained Earnings (Accumulated Deficit) [Member]
Common share dividends declared per share	$ 1.88	$ 2.16	$ 2.40